Operating Lease - Schedule of Future Minimum Payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
2026	¥ 1,255
2027	1,135
2028	813
2029	396
Total lease payments	3,599
Less: imputed interest	(198)
Total lease liabilities, net of interest	¥ 3,401	¥ 2,683